CONSULTING AND PROFESSIONAL SERVICE ARRANGEMENTS (Details Narrative) - USD ($)		3 Months Ended
	Mar. 01, 2026	Jul. 31, 2026	May 11, 2026	Apr. 30, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid expense			$ 70,000	$ 70,000
Other current liability		$ 120,000		$ 70,000
Prepaid expense and other current assets		70,000
Payment for audit services		3,000
Bank and transaction fees		$ 16
OTCQB Advisory and Coordination Services Agreement [Member] | Wall Street Nasdaq Listing Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advisory and coordination fee	$ 350,000
Franchise Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone description		The agreement also provides for a $120,000 SEC filing milestone, a $130,000 SEC effectiveness milestone and a $30,000 OTCQB/trading coordination milestone. The Company’s Form S-1 was filed with the SEC during the quarter and the $120,000 SEC filing milestone was achieved. Accordingly, the Company recognized $120,000 of consulting and advisory expense and recorded a corresponding accrued liability as of July 31, 2026. The amount had not been paid as of July 31, 2026. The $130,000 SEC effectiveness milestone and the $30,000 OTCQB/trading coordination milestone had not been achieved as of July 31, 2026 and were not accrued.